Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Loans

Note 4 – Loans, Allowance for Loan Losses and Credit Quality

Major classifications of loans at June 30, 2019 and December 31, 2018 are summarized as follows (amounts in thousands):

	June 30, 2019		December 31, 2018
	Amount	% of Total	Amount	% of Total
Residential real estate:
Closed-end 1-4 family – first lien	$172,862	23.3%	$162,249	23.0%
Closed-end 1-4 family – junior lien	6,576	0.9%	5,739	0.8%
Multi-family	16,729	2.3%	16,938	2.4%

Total residential real estate	196,167	26.5%	184,926	26.2%

Commercial real estate:
Nonfarm nonresidential	228,572	30.8%	209,391	29.7%
Farmland	8,994	1.2%	10,417	1.5%

Total commercial real estate	237,566	32.0%	219,808	31.2%

Construction and land development:
Residential	46,629	6.3%	39,680	5.6%
Other	62,973	8.5%	62,430	8.9%

Total construction and land development	109,602	14.8%	102,110	14.5%

Home equity lines of credit	41,905	5.6%	39,040	5.5%
Commercial loans:
Other commercial loans	105,012	14.2%	112,927	16.0%
Agricultural	1,767	0.2%	1,743	0.2%
State, county, and municipal loans	21,553	2.9%	19,756	2.9%

Total commercial loans	128,332	17.3%	134,426	19.1%

Consumer loans	37,743	5.1%	33,867	4.8%

Total gross loans	751,315	101.3%	714,177	101.3%
Allowance for loan losses	(7,104)	-1.0%	(6,577)	-0.9%
Net deferred loan fees and discounts	(2,389)	-0.3%	(2,915)	-0.4%

Net loans	$741,822	100.0%	$704,685	100.0%

The Bank grants loans and extensions of credit to individuals and a variety of businesses and corporations located in its general trade area. Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate and is dependent upon the real estate market. Relevant risk characteristics for these portfolio segments generally include debt service coverage, loan-to-value ratios and financial performance on non-consumer loans and credit scores, debt-to-income, collateral type and loan-to-value ratios for consumer loans.

For purposes of the disclosures required pursuant to ASC 310, the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for loan losses. There are three primary loan portfolio segments that include real estate, commercial, and consumer. A class is generally determined based on the initial measurement attribute, risk characteristic of the loan, and the Company’s method for monitoring and assessing credit risk. Classes within the real estate portfolio segment include residential real estate, commercial real estate, construction and land development and home equity lines of credit. The portfolio segments of non-real estate commercial loans and consumer loans have not been further segregated by class.

The following describe risk characteristics relevant to each of the portfolio segments:

Real estate – As discussed below, the Company offers various types of real estate loan products. All loans within this portfolio segment are particularly sensitive to the valuation of real estate:

Residential real estate and home equity lines of credit are repaid by various means such as a borrower’s income, sale of the property, or rental income derived from the property.

Commercial real estate loans include both owner-occupied commercial real estate loans and other commercial real estate loans secured by income producing properties. Owner-occupied commercial real estate loans to operating businesses are long-term financing of land and buildings. These loans are repaid by cash flow generated from the business operation. Real estate loans for income-producing properties such as office and industrial buildings, and retail shopping centers are repaid from rent income derived from the properties. Loans secured by farmland are repaid by various means such as a borrower’s income, sale of the property, or rental income derived from the property.

Construction and land development loans are repaid through cash flow related to the operations, sale or refinance of the underlying property. This portfolio class includes extensions of credit to real estate developers or investors where repayment is dependent on the sale of the real estate or income generated from the real estate collateral.

Commercial loans – The commercial loan portfolio segment includes commercial and industrial loans, agricultural loans and loans to state and municipalities. These loans include those loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, or expansion projects. Loans are repaid by business cash flows or tax revenues. Collection risk in this portfolio is driven by the creditworthiness of the underlying borrower, particularly cash flows from the customers’ business operations.

Consumer loans – The consumer loan portfolio segment includes direct consumer installment loans, overdrafts and other revolving credit loans. Loans in this portfolio are sensitive to unemployment and other key consumer economic measures.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method for the periods indicated below (amounts in thousands). Acquired loans are not included in the allowance for loan losses calculation, as these loans are recorded at fair value and there has been no further indication of credit deterioration that would require an additional provision.

	Real Estate Mortgage Loans
Allowance for Loan Losses	Residential	Commercial	Construction and Land Development	Home Equity Lines Of Credit	Commercial	Consumer	Total
Balance – December 31, 2018	$1,579	$1,961	$942	$394	$1,375	$326	$6,577
Provision(credit) for loan losses	197	457	106	(23)	244	99	1,080
Loan charge-offs	(587)	—	—	—	(121)	(101)	(809)
Loan recoveries	7	99	8	50	68	24	256

Balance – June 30, 2019	$1,196	$2,517	$1,056	$421	$1,566	$348	$7,104

Ending balance:
Individually evaluated for impairment	$17	$51	$2	$—	$308	$—	$378
Collectively evaluated for impairment	1,179	2,466	1,054	421	1,258	348	6,726

Total	$1,196	$2,517	$1,056	$421	$1,566	$348	$7,104

Loans:
Individually evaluated for impairment	$1,298	$2,342	$152	$319	$422	$27	$4,560
Collectively evaluated for impairment	194,566	235,170	109,390	41,586	127,851	37,670	746,233
Acquired loans with deteriorated credit quality	303	54	60	—	59	46	522

Total	$196,167	$237,566	$109,602	$41,905	$128,332	$37,743	$751,315

	Real Estate Mortgage Loans
Allowance for Loan Losses	Residential	Commercial	Construction and Land Development	Home Equity Lines Of Credit	Commercial	Consumer	Total
Balance – December 31, 2017	$1,167	$1,604	$606	$333	$954	$217	$4,881
Provision for loan losses	207	305	156	41	232	19	960
Loan charge-offs	—	—	—	(20)	(75)	(30)	(125)
Loan recoveries	13	5	26	12	86	12	154

Balance – June 30, 2018	$1,387	$1,914	$788	$366	$1,197	$218	$5,870

Ending balance:
Individually evaluated for impairment	$525	$202	$13	$—	$146	$8	$894
Collectively evaluated for impairment	862	1,712	775	366	1,051	210	4,976

Total	$1,387	$1,914	$788	$366	$1,197	$218	$5,870

Loans:
Individually evaluated for impairment	$2,003	$2,194	$163	$100	$269	$63	$4,792
Collectively evaluated for impairment	149,713	192,208	85,331	37,779	122,557	25,662	613,250

Total	$151,716	$194,402	$85,494	$37,879	$122,826	$25,725	$618,042

Among other loans, the Bank individually evaluates for impairment all nonaccrual loans and troubled debt restructured loans. A loan is considered impaired when, based on current events and circumstances it is probable that all amounts due according to the contractual terms of the loan will not be collected. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. Management may also elect to apply an additional collective reserve to groups of impaired loans based on current economic or market factors. Interest payments received on impaired loans are generally applied as a reduction of the outstanding principal balance.

All other loans are deemed to be unimpaired and are grouped into various homogeneous risk pools utilizing regulatory reporting classifications. The Bank’s historical loss factors are calculated for each of these risk pools based on the net losses experienced as a percentage of the average loans outstanding. The time periods utilized in these historical loss factor calculations are subjective and vary according to management’s estimate of the impact of current economic cycles. As every loan has a risk of loss, minimum loss factors are estimated based on long term trends for the Bank, the banking industry, and the economy. The greater of the calculated historical loss factors or the minimum loss factors are applied to the unimpaired loan amounts currently outstanding for the risk pool and included in the analysis of the allowance for loan losses. In addition, certain qualitative adjustments may be included by management as additional loss factors applied to the unimpaired loan risk pools. These adjustments may include, among other things, changes in loan policy, loan administration, loan, geographic, or industry concentrations, loan growth rates, and experience levels of our lending officers. The loss allocations for specifically impaired loans, smaller impaired loans not specifically measured for impairment, and unimpaired loans are totaled to determine the total required allowance for loan losses. This total is compared to the current allowance on the Bank’s books and adjustments made accordingly by a charge or credit to the provision for loan losses.

The following table presents impaired loans by class of loans as of June 30, 2019 (amounts in thousands).

Nonaccruing Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential real estate	$1,398	$813	$700	$113	$17
Commercial real estate	—	—	—	—	—
Construction and land development	—	—	—	—	—

Total mortgage loans on real estate	1,398	813	700	113	17
Home equity lines of credit	219	219	219	—	—
Commercial loans	139	139	—	139	139
Consumer loans	—	—	—	—	—

Total Loans	$1,756	$1,171	$919	$252	$156

Accruing Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential real estate	$485	$485	$368	$117	$—
Commercial real estate	2,342	2,342	1,539	803	51
Construction and land development	215	152	—	152	2

Total mortgage loans on real estate	3,042	2,979	1,907	1,072	53
Home equity lines of credit	100	100	100	—	—
Commercial loans	283	283	114	169	169
Consumer loans	27	27	27	—	—

Total Loans	$3,452	$3,389	$2,148	$1,241	$222

Total Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential real estate	$1,883	$1,298	$1,068	$230	$17
Commercial real estate	2,342	2,342	1,539	803	51
Construction and land development	215	152	—	152	2

Total mortgage loans on real estate	4,440	3,792	2,607	1,185	70
Home equity lines of credit	319	319	319	—	—
Commercial loans	422	422	114	308	308
Consumer loans	27	27	27	—	—

Total Loans	$5,208	$4,560	$3,067	$1,493	$378

The following table presents impaired loans by class of loans as of December 31, 2018 (amounts in thousands). Purchased credit-impaired loans are not included in these tables because they are carried at fair value and accordingly have no related associated allowance.

Nonaccruing Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential real estate	$1,519	$1,519	$118	$1,401	$505
Commercial real estate	423	142	142	—	—
Construction and land development	—	—	—	—	—

Total mortgage loans on real estate	1,942	1,661	260	1,401	505
Home equity lines of credit	—	—	—	—	—
Commercial loans	143	143	—	143	143
Consumer loans	—	—	—	—	—

Total Loans	$2,085	$1,804	$260	$1,544	$648

Accruing Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential real estate	$489	$489	$370	$119	$2
Commercial real estate	1,783	1,783	965	818	54
Construction and land development	221	158	—	158	8

Total mortgage loans on real estate	2,493	2,430	1,335	1,095	64
Home equity lines of credit	100	100	100	—	—
Commercial loans	119	119	119	—	—
Consumer loans	54	54	29	25	13

Total Loans	$2,766	$2,703	$1,583	$1,120	$77

Total Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential real estate	$2,008	$2,008	$488	$1,520	$507
Commercial real estate	2,206	1,925	1,107	818	54
Construction and land development	221	158	—	158	8

Total mortgage loans on real estate	4,435	4,091	1,595	2,496	569
Home equity lines of credit	100	100	100	—	—
Commercial loans	262	262	119	143	143
Consumer loans	54	54	29	25	13

Total Loans	$4,851	$4,507	$1,843	$2,664	$725

The following table presents the average recorded investment in impaired loans and the interest income recognized on impaired loans in the six months ended June 30, 2019 and 2018 by loan category (amounts in thousands).

	Six Months Ended June 30, 2019			Six Months Ended June 30, 2018
	Average Recorded Investment	Ending Recorded Investment	Interest Income	Average Recorded Investment	Ending Recorded Investment	Interest Income
Mortgage loans on real estate:
Residential real estate	$1,810	$1,298	$13	$2,260	$2,003	$26
Commercial real estate	2,269	2,342	60	2,252	2,194	46
Construction and land development	155	152	4	166	163	4

Total mortgage loans on real estate	4,234	3,792	77	4,678	4,360	76
Home equity lines of credit	248	319	3	100	100	3
Commercial loans	370	422	9	288	269	5
Consumer loans	171	27	3	100	63	2

Total Loans	$5,023	$4,560	$92	$5,166	$4,792	$86

The following tables present the aging of loans and non-accrual loan balances as of June 30, 2019 and December 31, 2018, by class of loans (amounts in thousands).

	Accruing Loans
As of June 30, 2019	Current	30-89 Days Past Due	90+ Days Past Due	Nonaccrual Loans	Total Loans
Mortgage loans on real estate:
Residential real estate	$193,380	$1,007	$30	$1,750	$196,167
Commercial real estate	236,703	755	—	108	237,566
Construction and land development	108,889	100	—	613	109,602

Total mortgage loans on real estate	538,972	1,862	30	2,471	543,335
Home equity lines of credit	41,462	105	—	338	41,905
Commercial loans	127,268	925	—	139	128,332
Consumer loans	37,140	438	—	165	37,743

Total Loans	$744,842	$3,330	$30	$3,113	$751,315

	Accruing Loans
As of December 31, 2018	Current	30-89 Days Past Due	90+ Days Past Due	Nonaccrual Loans	Total Loans
Mortgage loans on real estate:
Residential real estate	$181,252	$1,528	$19	$2,127	$184,926
Commercial real estate	219,578	68	—	162	219,808
Construction and land development	101,993	23	—	94	102,110

Total mortgage loans on real estate	502,823	1,619	19	2,383	506,844
Home equity lines of credit	38,891	24	—	125	39,040
Commercial loans	134,066	217	—	143	134,426
Consumer loans	33,544	234	—	89	33,867

Total Loans	$709,324	$2,094	$19	$2,740	$714,177

The Bank categorizes loans in risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Bank analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on a continuous basis. The Bank uses the following definitions for its risk ratings:

Special Mention – Weakness exists that could cause future impairment, including the deterioration of financial ratios, past due status and questionable management capabilities. Collateral values generally afford adequate coverage but may not be immediately marketable.

Substandard – Specific and well-defined weaknesses exist that may include poor liquidity and deterioration of financial ratios. The loan may be past due and related deposit accounts experiencing overdrafts. Immediate corrective action is necessary.

Doubtful - Specific weaknesses characterized as Substandard that are severe enough to make collection in full unlikely. There is no reliable secondary source of full repayment. Loans classified as doubtful will be placed on non-accrual, analyzed and fully or partially charged-off based on review of collateral and other relevant factors.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans. As of June 30, 2019 and December 31, 2018, and based on the most recent analysis performed as of those dates, the risk category of loans by class of loans is as follows (amounts in thousands):

As of June 30, 2019	Pass	Special Mention	Substandard	Doubtful	Total
Mortgage loans on real estate:
Residential real estate	$190,865	$2,546	$2,756	$—	$196,167
Commercial real estate	230,887	4,099	2,580	—	237,566
Construction and land development	108,874	9	719	—	109,602

Total mortgage loans on real estate	530,626	6,654	6,055	—	543,335
Home equity lines of credit	41,409	58	438	—	41,905
Commercial loans	126,505	1,232	595	—	128,332
Consumer loans	37,056	390	297	—	37,743

Total Loans	$735,596	$8,334	$7,385	$—	$751,315

As of December 31, 2018	Pass	Special Mention	Substandard	Doubtful	Total
Mortgage loans on real estate:
Residential real estate	$179,132	$2,435	$3,270	$89	$184,926
Commercial real estate	212,421	4,609	2,778	—	219,808
Construction and land development	101,612	49	449	—	102,110

Total mortgage loans on real estate	493,165	7,093	6,497	89	506,844
Home equity lines of credit	38,530	285	225	—	39,040
Commercial loans	131,449	2,612	343	22	134,426
Consumer loans	33,269	330	268	—	33,867

Total Loans	$696,413	$10,320	$7,333	$111	$714,177

(4) Loans

Major classifications of loans at December 31, 2018 and 2017 are summarized as follows (in thousands):

	December 31, 2018		December 31, 2017
	Amount	% of Total	Amount	% of Total
Residential real estate:
Closed-end 1-4 family—first lien	$162,249	23.0%	$115,776	21.4%
Closed-end 1-4 family—junior lien	5,739	0.8%	4,969	0.9%
Multi-family	16,938	2.4%	16,977	3.1%

Total residential real estate	184,926	26.2%	137,722	25.4%

Commercial real estate:
Nonfarm nonresidential	209,391	29.7%	173,443	32.0%
Farmland	10,417	1.5%	7,782	1.4%

Total commercial real estate	219,808	31.2%	181,225	33.4%

Construction and land development:
Residential	39,680	5.6%	25,830	4.8%
Other	62,430	8.9%	40,734	7.5%

Total construction and land development	102,110	14.5%	66,564	12.3%

Home equity lines of credit	39,040	5.5%	35,833	6.6%
Commercial loans:
Other commercial loans	112,927	16.0%	95,896	17.7%
Agricultural	1,743	0.2%	1,581	0.3%
State, county, and municipal loans	19,756	2.9%	8,332	1.5%

Total commercial loans	134,426	19.1%	105,809	19.5%

Consumer loans	33,867	4.8%	23,231	4.3%

Total gross loans	714,177	101.3%	550,384	101.5%
Allowance for loan losses	(6,577)	-0.9%	(4,881)	-0.9%
Net deferred loan fees and discounts	(2,915)	-0.4%	(3,263)	-0.6%

Net loans	$704,685	100.0%	$542,240	100.0%

For purposes of the disclosures required pursuant to ASC 310, the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for loan losses. There are three primary loan portfolio segments that include real estate, commercial, and consumer. A class is generally determined based on the initial measurement attribute, risk characteristic of the loan, and the Company’s method for monitoring and assessing credit risk. Classes within the real estate portfolio segment include residential real estate, commercial real estate, construction and land development and home equity lines of credit. The portfolio segments of non-real estate commercial loans and consumer loans have not been further segregated by class.

The following describe risk characteristics relevant to each of the portfolio segments:

Real estate—As discussed below, the Company offers various types of real estate loan products. All loans within this portfolio segment are particularly sensitive to the valuation of real estate:

Residential real estate and home equity lines of credit are repaid by various means such as a borrower’s income, sale of the property, or rental income derived from the property.

Commercial real estate loans include both owner-occupied commercial real estate loans and other commercial real estate loans secured by income producing properties. Owner-occupied commercial real estate loans to operating businesses are long-term financing of land and buildings. These loans are repaid by cash flow generated from the business operation. Real estate loans for income-producing properties such as office and industrial buildings, and retail shopping centers are repaid from rent income derived from the properties. Loans secured by farmland are repaid by various means such as a borrower’s income, sale of the property, or rental income derived from the property.

Construction and land development loans are repaid through cash flow related to the operations, sale or refinance of the underlying property. This portfolio class includes extensions of credit to real estate developers or investors where repayment is dependent on the sale of the real estate or income generated from the real estate collateral.

Commercial loans—The commercial loan portfolio segment includes commercial and industrial loans, agricultural loans and loans to state and municipalities. These loans include those loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, or expansion projects. Loans are repaid by business cash flows or tax revenues. Collection risk in this portfolio is driven by the creditworthiness of the underlying borrower, particularly cash flows from the customers’ business operations.

Consumer loans—The consumer loan portfolio segment includes direct consumer installment loans, overdrafts and other revolving credit loans. Loans in this portfolio are sensitive to unemployment and other key consumer economic measures.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2018 and 2017 (amounts in thousands). The acquired loans are not included in the allowance for loan losses calculation, as these loans are recorded at fair value and there has been no further indication of credit deterioration that would require an additional provision.

	Real Estate Mortgage Loans
Allowance for Loan Losses	Residential	Commercial	Construction and Land Development	Home Equity Lines Of Credit	Commercial	Consumer	Total
Balance – December 31, 2017	$1,167	$1,604	$606	$333	$954	$217	$4,881
Provision for loan losses	438	453	298	69	566	136	1,960
Loan charge-offs	(41)	(109)	—	(20)	(284)	(48)	(502)
Loan recoveries	15	13	38	12	139	21	238

Balance – December 31, 2018	$1,579	$1,961	$942	$394	$1,375	$326	6,577

Ending balance:
Individually evaluated for impairment	$507	$54	$8	$—	$143	$13	$725
Collectively evaluated for impairment	$1,072	$1,907	$934	$394	$1,232	$313	$5,852
Loans:
Individually evaluated for impairment	$2,008	$1,925	$158	$100	$262	$54	$4,507
Collectively evaluated for impairment	$182,586	$217,445	$101,799	$38,940	$134,163	$33,726	$708,659
Acquired loans with deteriorated credit quality	$332	$438	$153	$—	$1	$87	$1,011
Percent of loans in each category to total loans	25.9%	30.8%	14.3%	5.5%	18.8%	4.7%	100.0%

	Real Estate Mortgage Loans
Allowance for Loan Losses	Residential	Commercial	Construction and Land Development	Home Equity Lines Of Credit	Commercial	Consumer	Total
Balance – December 31, 2016	$602	$1,456	$731	$190	$829	$199	$4,007
Provision for loan losses	573	440	(112)	239	487	113	1,740
Loan charge-offs	(32)	(308)	(24)	(100)	(466)	(109)	(1,039)
Loan recoveries	24	16	11	4	104	14	173

Balance – December 31, 2017	$1,167	$1,604	$606	$333	$954	$217	$4,881

Ending balance:
Individually evaluated for impairment	$526	$187	$11	$—	$174	$10	$908
Collectively evaluated for impairment	$641	$1,417	$595	$333	$780	$207	$3,973
Loans:
Individually evaluated for impairment	$2,611	$2,295	$168	$100	$301	$87	$5,562
Collectively evaluated for impairment	$135,111	$178,930	$66,396	$35,733	$105,508	$23,144	$544,822
Percent of loans in each category to total loans	25.1%	32.9%	12.1%	6.5%	19.2%	4.2%	100.0%

The Bank individually evaluates for impairment all loans that are on nonaccrual status. Additionally, all troubled debt restructurings are individually evaluated for impairment. A loan is considered impaired when, based on current events and circumstances, it is probable that all amounts due according to the contractual terms of the loan will not be collected. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price, or the fair value of the collateral if the loan is collateral-dependent. Management may also elect to apply an additional collective reserve to groups of impaired loans based on current economic or market factors. Interest payments received on impaired loans are generally applied as a reduction of the outstanding principal balance.

The following tables present impaired loans by class of loans as of December 31, 2018 and 2017 (amounts in thousands). The purchased credit-impaired loans are not included in these tables because they are carried at fair value and accordingly have no related associated allowance.

December 31, 2018
Nonaccruing Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential	$1,519	$1,519	$118	$1,401	$505
Commercial real estate	423	142	142	—	—
Construction and land development	—	—	—	—	—

Total mortgage loans on real estate	1,942	1,661	260	1,401	505
Home equity lines of credit	—	—	—	—	—
Commercial loans	143	143	—	143	143
Consumer loans	—	—	—	—	—

Total Loans	$2,085	$1,804	$260	$1,544	$648

Accruing Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential	$489	$489	$370	$119	$2
Commercial real estate	1,783	1,783	965	818	54
Construction and land development	221	158	—	158	8

Total mortgage loans on real estate	2,493	2,430	1,335	1,095	64
Home equity lines of credit	100	100	100	—	—
Commercial loans	119	119	119	—	—
Consumer loans	54	54	29	25	13

Total Loans	$2,766	$2,703	$1,583	$1,120	$77

Total Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential	$2,008	$2,008	$488	$1,520	$507
Commercial real estate	2,206	1,925	1,107	818	54
Construction and land development	221	158	—	158	8

Total mortgage loans on real estate	4,435	4,091	1,595	2,496	569
Home equity lines of credit	100	100	100	—	—
Commercial loans	262	262	119	143	143
Consumer loans	54	54	29	25	13

Total Loans	$4,851	$4,507	$1,843	$2,664	$725

December 31, 2017
Nonaccruing Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential	$1,767	$1,767	$350	$1,417	$526
Commercial real estate	500	328	328	—	—
Construction and land development	—	—	—	—	—

Total mortgage loans on real estate	2,267	2,095	678	1,417	526
Home equity lines of credit	—	—	—	—	—
Commercial loans	—	—	—	—	—
Consumer loans	204	54	54	—	—

Total Loans	$2,471	$2,149	$732	$1,417	$526

Accruing Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential	$844	$844	$844	$—	$—
Commercial real estate	1,968	1,967	540	1,427	187
Construction and land development	232	168	—	168	11

Total mortgage loans on real estate	3,044	2,979	1,384	1,595	198
Home equity lines of credit	100	100	100	—	—
Commercial loans	300	301	127	174	174
Consumer loans	33	33	—	33	10

Total Loans	$3,477	$3,413	$1,611	$1,802	$382

Total Impaired Loans	Unpaid Principal Balance	Recorded Investment	Impaired Loans With No Allowance	Impaired Loans With Allowance	Allowance for Loan Losses
Mortgage loans on real estate:
Residential	$2,611	$2,611	$1,194	$1,417	$526
Commercial real estate	2,468	2,295	868	1,427	187
Construction and land development	232	168	—	168	11

Total mortgage loans on real estate	5,311	5,074	2,062	3,012	724
Home equity lines of credit	100	100	100	—	—
Commercial loans	300	301	127	174	174
Consumer loans	237	87	54	33	10

Total Loans	$5,948	$5,562	$2,343	$3,219	$908

The following table presents the average recorded investment in impaired loans and the interest income recognized on impaired loans in the years ended December 31, 2018 and 2017 by loan category (in thousands).

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Average Recorded Investment	Interest Income	Average Recorded Investment	Interest Income
Mortgage loans on real estate:
Residential real estate	$2,020	$23	$2,209	$50
Commercial real estate	2,117	92	3,027	80
Construction and land development	163	8	181	10

Total mortgage loans on real estate	4,300	123	5,417	140
Home equity lines of credit	100	6	100	6
Commercial loans	268	9	498	15
Consumer loans	60	3	116	1

Total Loans	$4,728	$141	$6,131	$162

For the years ended December 31, 2018 and 2017, the Bank did not recognize a material amount of interest income on impaired loans.

The following tables present the aging of the recorded investment in past due loans and non-accrual loan balances as of December 31, 2018 and 2017 by class of loans (amounts in thousands).

	Accruing Loans
As of December 31, 2018	Current	30-89 Days Past Due	90+ Days Past Due	Nonaccrual Loans	Total Loans
Mortgage loans on real estate:
Residential	$181,252	$1,528	$19	$2,127	$184,926
Commercial real estate	219,578	68	—	162	219,808
Construction and land development	101,993	23	—	94	102,110

Total mortgage loans on real estate	502,823	1,619	19	2,383	506,844
Home equity lines of credit	38,891	24	—	125	39,040
Commercial loans	134,066	217	—	143	134,426
Consumer loans	33,544	234	—	89	33,867

Total Loans	$709,324	$2,094	$19	$2,740	$714,177

	Accruing Loans
As of December 31, 2017	Current	30-89 Days Past Due	90+ Days Past Due	Nonaccrual Loans	Total Loans
Mortgage loans on real estate:
Residential	$134,565	$857	$410	$1,890	$137,722
Commercial real estate	180,826	—	—	399	181,225
Construction and land development	66,275	221	—	68	66,564

Total mortgage loans on real estate	381,666	1,078	410	2,357	385,511
Home equity lines of credit	35,591	152	10	80	35,833
Commercial loans	105,081	728	—	—	105,809
Consumer loans	22,906	175	1	149	23,231

Total Loans	$545,244	$2,133	$421	$2,586	$550,384

The Bank categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. The Bank analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on a continuous basis. The Bank uses the following definitions for their risk ratings:

Accruing Loans—Special Mention: Weakness exists that could cause future impairment, including the deterioration of financial ratios, past due status and questionable management capabilities. Collateral values generally afford adequate coverage but may not be immediately marketable.

Substandard: Specific and well-defined weaknesses exist that may include poor liquidity and deterioration of financial ratios. The loan may be past due and related deposit accounts experiencing overdrafts. Immediate corrective action is necessary.

Doubtful: Specific weaknesses characterized as Substandard that are severe enough to make collection in full unlikely. There is no reliable secondary source of full repayment. Loans classified as doubtful will usually be placed on non-accrual, analyzed and fully or partially charged off based on a review of any collateral and other relevant factors.

Nonaccrual: Specific weakness characterized as Doubtful that are severe enough for the loan to be placed on nonaccrual status because collection of all contractual principal and interest payments is considered unlikely.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be “Pass” rated loans. As of December 31, 2018 and 2017, and based on the most recent analyses performed, the risk category of loans by class of loans is as follows (amounts in thousands):

As of December 31, 2018	Pass	Special Mention	Substandard	Doubtful	Total
Mortgage loans on real estate:
Residential	$179,132	$2,435	$3,270	$89	$184,926
Commercial real estate	212,421	4,609	2,778	—	219,808
Construction and land development	101,612	49	449	—	102,110

Total mortgage loans on real estate	493,165	7,093	6,497	89	506,844
Home equity lines of credit	38,530	285	225	—	39,040
Commercial loans	131,449	2,612	343	22	134,426
Consumer loans	33,269	330	268	—	33,867

Total Loans	$696,413	$10,320	$7,333	$111	$714,177

As of December 31, 2017	Pass	Special Mention	Substandard	Doubtful	Total
Mortgage loans on real estate:
Residential	$132,914	$1,390	$3,418	$—	$137,722
Commercial real estate	175,208	4,238	1,779	—	181,225
Construction and land development	65,656	750	158	—	66,564

Total mortgage loans on real estate	373,778	6,378	5,355	—	385,511
Home equity lines of credit	35,580	14	203	36	35,833
Commercial loans	103,137	2,234	438	—	105,809
Consumer loans	22,865	58	308	—	23,231

Total Loans	$535,360	$8,684	$6,304	$36	$550,384

Troubled Debt Restructurings (TDR):

At December 31, 2018 and 2017, loans totaling $3.3 million and $2.4 million, respectively, were classified as TDRs and impaired. The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the Company has granted a concession. The Company restructured 5 loans totaling $823 thousand in 2018 and 1 loan totaling $57 thousand in 2017.

During the year ended December 31, 2018 there was one residential real estate loan with a balance of $54 thousand and one commercial loan with a balance of $143 thousand that were modified within the previous twelve months that were in default of their modified terms. During the year ended December 31, 2017 there were no loans that were modified within the previous twelve months that were in default of their modified terms.